Target Income Series
Target Income Series Summary Section
Investment Goal
To provide current income and,
as a secondary objective, capital appreciation consistent with its asset allocation strategy.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Target Income Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
Shareholder Fees (fees paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Target Income Series		CLASS I	CLASS K	CLASS R	CLASS C
Management Fee		none	none	none	none
Distribution and Service (12b-1) Fees		none	0.25%	0.50%	1.00%
Other Expenses		0.28%	0.27%	0.27%	0.27%
Acquired Fund Fees and Expenses (AFFE)		0.70%	0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses	[1]	0.98%	1.22%	1.47%	1.97%
Less Fee Waiver and/or Expense Reimbursement		(0.23%)	(0.22%)	(0.22%)	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	0.75%	1.00%	1.25%	1.75%
[1]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2020 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same (taking into account the Advisor's contractual expense limitation until February 28, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Target Income Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
1 Year	77	102	127	178
3 Years	240	318	397	551
5 Years	417	552	686	949
10 Years	997	1,287	1,572	2,120

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 14% of the average value of its portfolio.

Principal Investment Strategies

The Series seeks to achieve its investment objective by investing in the Manning & Napier Pro-Blend® Conservative Term Series. The Pro-Blend® Conservative Term Series invests primarily in fixed income securities, including U.S. Treasury securities, pass-through securities, and corporate bonds. The Pro-Blend® Conservative Term Series typically focuses on investment grade fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest to a limited extent in longer term securities (such as bonds with maturities of 10 years or more). The Series' investment in the Manning & Napier Pro-Blend® Conservative Term Series is expected to remain fixed over time. However, the Advisor may invest a limited portion of the Series' assets in the Manning & Napier Pro-Blend® Moderate Term Series if circumstances warrant a change. These circumstances may include factors affecting the overall economy or financial markets or factors that specifically relate to the Pro-Blend® Conservative Term Series, its assets, or its asset allocation strategies.

The Series is currently 100% invested in the Pro-Blend Conservative Term Series. As of December 31, 2011, the Pro-Blend Conservative Term Series was invested in 24.35% stocks, 72.43% bonds, and 3.22% cash.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series is designed to provide investors with investment management and asset allocation.

Principal Risks of Investing in the Series

The Series is intended for investors currently in retirement or with other conservative investment objectives whose primary investment objective is current income, and who are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Target Income Series is expected to be the least volatile of all the Target Series.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying fund and the allocation of the underlying fund's assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. There is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investment in the Pro-Blend® Conservative Term Series, the Series will be subject to the risks associated with that Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Fixed income risk — The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — This is the risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — This is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than- market rates of interest, which could hurt the fund's yield or share price.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund's shares. Redemptions by these institutions or individuals in an underlying fund may impact the fund's liquidity and net asset value (NAV).

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target Income Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (5%), the Russell 3000® Index (15%), and the Barclays Capital Intermediate U.S. Aggregate Bond Index (80%). The Target Income Blended Index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31 Target Income Series – Class K Shares % Total Return

Quarterly Returns Highest (quarter ended 9/30/09): 6.04% Lowest (quarter ended 9/30/11): (3.67)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns - Target Income Series	1 Year	Since Inception	Inception Date
CLASS K	2.38%	4.61%	Mar. 28, 2008
CLASS K Return After Taxes on Distributions	1.08%	3.54%	Mar. 28, 2008
CLASS K Return After Taxes on Distributions and Sale of Series Shares	2.48%	3.46%	Mar. 28, 2008
CLASS I	2.63%	4.87%	Mar. 28, 2008
CLASS R	2.21%	4.36%	Mar. 28, 2008
CLASS C	1.69%	3.83%	Mar. 28, 2008
Barclays Capital Intermediate U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	5.97%	5.60%	Mar. 31, 2008
Target Income Blended Index (reflect no deduction for fees, expenses, or taxes)	4.39%	4.81%	Mar. 31, 2008

Performance numbers for the Series are calculated from March 28, 2008, the Series' inception date. Performance numbers for the indices are calculated from March 31, 2008. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.